Long-term debt - Credit facilities subject to compromise (Details)		1 Months Ended															4 Months Ended	12 Months Ended
	Apr. 28, 2016	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Jun. 30, 2016	Aug. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) drilling_unit	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($) tranche	Jul. 31, 2013 USD ($)	Apr. 30, 2013 USD ($) tranche	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) rig	Dec. 31, 2011 USD ($)	Apr. 30, 2011 USD ($) drilling_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)	Oct. 23, 2013 USD ($)	Mar. 31, 2013 NOK (kr)
Debt Instrument [Line Items]
Debt outstanding																	$ 8,701,000,000	$ 8,701,000,000			$ 9,608,000,000
$2,000 million facility (NADL) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount																						$ 2,000,000,000
Remaining borrowing capacity																	50,000,000	$ 50,000,000
Commitment fee (as percent)																		40.00%
$2,000 million facility (NADL) | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis																LIBOR
Basis spread on variable rate (as percent)																2.00%
$440 million facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis																		LIBOR
Basis spread on variable rate (as percent)																		3.25%
US$101 Million Secured Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount																	101,000,000	$ 101,000,000
US$98 Million Secured Credit Facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount																	98,000,000	98,000,000
$1,450 million facility | Secured Debt
Debt Instrument [Line Items]
Debt covenant, collateral to outstanding loan value percentage (as percent)													125.00%
Debt collateral amount																	615,000,000	615,000,000
$360 facility (Asia Offshore Drilling) | Tranche 1
Debt Instrument [Line Items]
Amount drawn from the facility												$ 120,000,000
$360 facility (Asia Offshore Drilling) | Tranche 2
Debt Instrument [Line Items]
Amount drawn from the facility												120,000,000
$360 facility (Asia Offshore Drilling) | Tranche 3
Debt Instrument [Line Items]
Amount drawn from the facility												120,000,000
$1,750 million facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount										$ 1,750,000,000
Number of tranches | tranche										2
$1,750 million facility (Sevan Drilling) | Tranche 1
Debt Instrument [Line Items]
Debt, face amount										$ 1,400,000,000
Outstanding balance																							$ 1,400,000,000
$1,750 million facility (Sevan Drilling) | Tranche 2
Debt Instrument [Line Items]
Debt, face amount										$ 350,000,000
$1,750 million facility (Sevan Drilling) | Sevan Driller
Debt Instrument [Line Items]
Debt collateral amount																	525,000,000	525,000,000
$1,750 million facility (Sevan Drilling) | Sevan Brasil
Debt Instrument [Line Items]
Debt collateral amount																	552,000,000	552,000,000
$1,750 million facility (Sevan Drilling) | Sevan Louisiana
Debt Instrument [Line Items]
Debt collateral amount																	$ 648,000,000	$ 648,000,000
Credit Facility $1,500 - 2014 | Tranche 1
Debt Instrument [Line Items]
Debt instrument term								5 years
Debt outstanding								$ 300,000,000
Balloon payment to be paid								$ 175,000,000
Debt instrument, interest rate (as percent)								2.38%
Credit Facility $1,500 - 2014 | Tranche 2
Debt Instrument [Line Items]
Debt instrument term								5 years
Credit facility US $950 - West Carina
Debt Instrument [Line Items]
Debt instrument term						5 years
Balloon payment to be paid						$ 187,000,000
Debt instrument, interest rate (as percent)						2.12%
Credit facility US $950 - West Carina | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)						2.00%
Credit facility US $950 - West Carina | ECA Facility
Debt Instrument [Line Items]
Debt instrument term						12 years
Profile period						12 years
Senior Notes | $450 million Eminence facility | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)	2.50%
Senior Unsecured Bond | NOK1,800 million bond
Debt Instrument [Line Items]
Debt, face amount | kr																								kr 1,800,000,000
Debt instrument, interest rate (as percent)																	4.94%	4.94%
$2,000 million facility (NADL)
Debt Instrument [Line Items]
Debt, face amount																$ 2,000,000,000
Number of drilling rigs in an acquisition | drilling_unit																6
Assets pledged																	$ 1,810,000,000	$ 1,810,000,000
Debt instrument term																6 years
Payment due at maturity of debt																	908,000,000	908,000,000
Secured Debt
Debt Instrument [Line Items]
Debt outstanding																	5,581,000,000	5,581,000,000			6,450,000,000
Secured Debt | Credit facility US$700
Debt Instrument [Line Items]
Debt outstanding																	0	0
Secured Debt | Credit facility, Ship Finance International Loans, $420 facility | Seadrill Partners LLC
Debt Instrument [Line Items]
Debt, face amount																	420,000,000	420,000,000
Secured Debt | $2,000 million facility (NADL)
Debt Instrument [Line Items]
Debt, face amount																	2,000,000,000	2,000,000,000
Debt outstanding																	897,000,000	897,000,000			1,033,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)																135.00%
Secured Debt | $400 million facility
Debt Instrument [Line Items]
Debt, face amount															$ 400,000,000		400,000,000	400,000,000	$ 400,000,000
Assets pledged																	507,000,000	507,000,000
Debt instrument term															5 years
Debt outstanding																	133,000,000	133,000,000			190,000,000
Payment due at maturity of debt																	135,000,000	135,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)															150.00%
Protection payment																	2,000,000
Secured Debt | $400 million facility | Secured Debt | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis															LIBOR
Basis spread on variable rate (as percent)															2.50%
Secured Debt | $400 million facility | Shelf Drilling
Debt Instrument [Line Items]
Repayments of debt			$ 47,000,000
Secured Debt | $440 million facility
Debt Instrument [Line Items]
Debt, face amount														$ 440,000,000			440,000,000	$ 440,000,000	440,000,000
Debt instrument term																		5 years
Repayments of debt		$ 109,000,000
Debt outstanding																	62,000,000	$ 62,000,000			190,000,000
Payment due at maturity of debt																	64,000,000	64,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)														135.00%
Protection payment																	2,000,000
Number of tender rigs in an acquisition | rig														2
Number of jack up drilling rigs in an acquisition | rig														2
Amount drawn from the facility																					320,000,000
Debt collateral amount																	188,000,000	188,000,000
Secured Debt | $1,450 million facility
Debt Instrument [Line Items]
Debt, face amount													$ 1,450,000,000				1,450,000,000	1,450,000,000
Debt outstanding																	318,000,000	318,000,000			353,000,000
Secured Debt | $1,450 million facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis													LIBOR
Secured Debt | $1,450 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)													2.70%
Secured Debt | $1,450 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)													3.00%
Secured Debt | $1,450 million facility | Tranche 1
Debt Instrument [Line Items]
Debt, face amount													$ 203,000,000
Secured Debt | $1,450 million facility | Seadrill Limited and Seadrill Partners LLC
Debt Instrument [Line Items]
Debt outstanding																	318,000,000	318,000,000			695,000,000
Secured Debt | $360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Debt, face amount												$ 360,000,000					360,000,000	360,000,000
Debt instrument term												5 years
Debt outstanding																	210,000,000	210,000,000			237,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)												120.00%
Number of tranches | tranche												3
Secured Debt | $360 facility (Asia Offshore Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)												2.75%
Secured Debt | $300 million facility
Debt Instrument [Line Items]
Debt, face amount											$ 300,000,000						300,000,000	300,000,000
Debt outstanding																	142,000,000	142,000,000			162,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)											135.00%
Outstanding balance																	142,000,000	$ 142,000,000			162,000,000
Commercial guarantee term																		5 years
Secured Debt | $300 million facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis											LIBOR
Basis spread on variable rate (as percent)											3.00%
Secured Debt | $300 million facility | Seadrill Tucana Ltd.
Debt Instrument [Line Items]
Assets pledged																	181,000,000	$ 181,000,000
Secured Debt | $300 million facility | Seadrill Castor Ltd.
Debt Instrument [Line Items]
Assets pledged																	186,000,000	186,000,000
Secured Debt | $1,750 million facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount																	1,750,000,000	1,750,000,000
Debt outstanding																	856,000,000	856,000,000			945,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)										110.00%
Outstanding balance																	856,000,000	856,000,000			945,000,000
Secured Debt | $1,750 million facility (Sevan Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)										2.85%
Secured Debt | $450 million Eminence facility
Debt Instrument [Line Items]
Debt, face amount																	450,000,000	450,000,000
Assets pledged																	508,000,000	508,000,000
Debt outstanding																	261,000,000	261,000,000			278,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)									130.00%
Outstanding balance																	261,000,000	261,000,000			278,000,000
Maximum borrowing capacity									$ 450,000,000										$ 450,000,000
Secured Debt | $450 million Eminence facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis									LIBOR
Basis spread on variable rate (as percent)				2.50%					1.75%
Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Debt, face amount								$ 1,500,000,000
Debt instrument term								12 years
Description of variable rate basis								LIBOR
Debt covenant, collateral to outstanding loan value percentage (as percent)								122.00%
Outstanding balance																	1,112,000,000	$ 1,112,000,000			1,219,000,000
Debt collateral amount								$ 1,831,000,000
Number of newbuild jack-ups under finance lease arrangements | drilling_unit								3
Secured Debt | Credit Facility $1,500 - 2014 | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)								1.70%
Secured Debt | Credit Facility $1,500 - 2014 | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)								2.38%
Secured Debt | Credit Facility $1,350
Debt Instrument [Line Items]
Debt, face amount							$ 1,350,000,000
Debt instrument term																		5 years
Debt covenant, collateral to outstanding loan value percentage (as percent)							120.00%
Debt collateral amount																	1,570,000,000	$ 1,570,000,000
Secured Debt | Credit Facility $1,350 | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis																		LIBOR
Basis spread on variable rate (as percent)																		2.00%
Secured Debt | Credit Facility $1,350 | Term Loan Facility
Debt Instrument [Line Items]
Debt outstanding							$ 675,000,000
Secured Debt | Credit Facility $1,350 | Revolving Credit Facility
Debt Instrument [Line Items]
Debt outstanding							$ 675,000,000
Secured Debt | $1,350 million facility
Debt Instrument [Line Items]
Debt, face amount																	1,350,000,000	$ 1,350,000,000
Debt outstanding																	931,000,000	931,000,000			1,046,000,000
Secured Debt | $950 million facility
Debt Instrument [Line Items]
Debt, face amount						$ 950,000,000											950,000,000	950,000,000
Debt outstanding																	558,000,000	558,000,000			622,000,000
Remaining borrowing capacity																				$ 171,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)					150.00%	120.00%
Debt collateral amount																	1,256,000,000	1,256,000,000
Profile period						12 years
Secured Debt | Credit facility US $950 - West Carina
Debt Instrument [Line Items]
Debt, face amount						$ 60,000,000
Secured Debt | Credit facility US $950 - West Carina | ECA Facility
Debt Instrument [Line Items]
Debt, face amount						190,000,000
Secured Debt | Credit facility US $950 - West Eclipse
Debt Instrument [Line Items]
Debt, face amount						$ 225,000,000
Guarantee fee percentage (as percent)						1.30%
Secured Debt | $450 million facility (2015)
Debt Instrument [Line Items]
Debt, face amount					$ 450,000,000												450,000,000	450,000,000
Debt instrument term					5 years
Debt outstanding																	101,000,000	101,000,000			$ 175,000,000
Remaining borrowing capacity																				165,000,000
Debt collateral amount																	$ 527,000,000	$ 527,000,000
Profile period					8 years 6 months
Secured Debt | $450 million facility (2015) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as percent)					2.50%
Secured Debt | $450 million facility (2015) | Shelf Drilling
Debt Instrument [Line Items]
Repayments of debt			$ 54,000,000
Line of Credit | Credit facility US $950 - West Carina | Revolving Credit Facility
Debt Instrument [Line Items]
Debt, face amount						$ 250,000,000
Remaining borrowing capacity																				71,000,000
Line of Credit | Credit facility US $950 - West Eclipse | Revolving Credit Facility
Debt Instrument [Line Items]
Debt, face amount						225,000,000
Remaining borrowing capacity																				$ 100,000,000
Balloon payment to be paid						$ 225,000,000